UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2008

Date of reporting period:  August 31, 2007

Item 1. Schedule of Investments.

	Seascape Focus Growth Fund
	Schedule of Investments
	August 31, 2007 (Unaudited)

		Shares	Value
	COMMON STOCKS 96.01%
	Aerospace & Defense 3.16%
	DynCorp International Inc. (a)	150	$3,231

	Auto Components 3.35%
	Cooper Tire & Rubber Co.	140	3,422

	Biotechnology 3.14%
	Cubist Pharmaceuticals, Inc. (a)	140	3,203

	Building Products 3.21%
	Goodman Global, Inc. (a)	140	3,275

	Capital Markets 3.10%
	The Charles Schwab Corp.	160	3,168

	Chemicals 9.68%
	Hercules Inc.	160	3,331
	RPM International, Inc.	140	3,170
	Terra Industries Inc. (a)	130	3,376
			9,877
	Commercial Services & Supplies 3.07%
	Tetra Tech, Inc. (a)	160	3,136

	Computers & Peripherals 3.43%
	Western Digital Corp. (a)	150	3,504

	Diversified Telecommunication Services 3.25%
	Tele Norte Leste Participacoes SA - ADR	150	3,314

	Electronic Equipment & Instruments 6.01%
	Ingram Micro Inc. (a)	160	3,143
	LG.Philips Lcd Co., Ltd. - ADR (a)	140	2,990
			6,133
	Energy Equipment & Services 6.18%
	Acergy SA - ADR	120	3,167
	Global Industries, Ltd. (a)	130	3,143
			6,310
	Food Products 3.17%
	Tyson Foods, Inc.	150	3,232

	Health Care Providers & Services 3.39%
	Eclipsys Corp. (a)	150	3,463

	Internet & Catalog Retail 3.25%
	Insight Enterprises, Inc. (a)	140	3,321

	Internet Software & Services 3.40%
	Omniture, Inc. (a)	140	3,473

	IT Services 3.00%
	Satyam Computer Services Ltd. - ADR	120	3,058

	Management Consulting Services 3.38%
	Abb Ltd. - ADR	140	3,452

	Marine 6.22%
	Diana Shipping Inc. (b)	120	3,186
	Eagle Bulk Shipping Inc. (b)	120	3,163
			6,349
	Metals & Mining 3.06%
	Gerdau SA - ADR	130	3,125

	Prepackaged Software 2.99%
	Check Point Software Technologies Ltd. (a) (b)	130	3,050

	Semiconductor & Semiconductor Equipment 9.59%
	Altera Corp.	140	3,334
	Applied Materials, Inc.	150	3,204
	Cypress Semiconductor Corp. (a)	130	3,255
			9,793
	Software 3.60%
	Jack Henry & Associates, Inc.	140	3,674

	Tobacco 3.38%
	Vector Group Ltd.	150	3,447

	TOTAL COMMON STOCKS (Cost $95,972)		98,010

	SHORT TERM INVESTMENTS 4.00%
	Money Market Fund
	Aim Liquid Assets	4,089	4,089

	TOTAL SHORT TERM INVESTMENTS (Cost $4,089)		4,089

	Total Investments (Cost $100,061) 100.01%		102,099
	Liabilities in Excess of Other Assets (0.01)%		$(14)
	TOTAL NET ASSETS 100.00%		102,085

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Foreign Security

	The cost basis of investments for federal income tax purposes at August 31, 2007
	was as follows*:

	Cost of investments	$ 100,061
	Gross unrealized appreciation	3,229
	Gross unrealized depreciation	(1,191)
	Net unrealized appreciation	$ 2,038

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	Tax adjustments will be made as part of the Fund's first annual report, which will be dated May
	31, 2008.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date    November 9, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

Trust for Professional Managers

By        /s/ Joseph Neuberger
             Joseph Neuberger, President and Treasurer

Date    November 9, 2007